SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Information about Operations in Different Segments

1. Information about Operations:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Revenues (1):
NCSA	$246,317	$282,686	$471,816
EARC	19,148	111,694	15,548
MENA	2,119,399	1,241,591	1,133,440
APAC	599,904	1,000,012	1,449,471
Total revenues:	$2,984,768	$2,635,983	$3,070,275

Income before provision for income taxes:
Operating income (loss):
NCSA	$(3,713)	$62,525	$68,925
EARC	(13,240)	(13,002)	(19,099)
MENA	450,928	209,365	144,690
APAC	93,151	99,898	116,996
Segment operating income	527,126	358,786	311,512
Corporate and Other(2)	(219,839)	$(220,667)	$(191,006)
Total operating income	307,287	138,119	120,506
Interest expense, net	(62,974)	(58,871)	(50,058)
Other non-operating income (expense), net	3,865	3,361	(17,830)
Income before provision for income taxes	$248,178	$82,609	$52,618

Capital expenditures:(3)
NCSA	$23,014	$16,667	$13,715
MENA	30,470	18,564	28,328
APAC	8,830	190,260	60,220
Corporate and Other(4)	56,497	2,588	588
Total capital expenditures:	$118,811	$228,079	$102,851

Depreciation and amortization:(5)
NCSA	$25,931	$36,382	$55,000
MENA	31,541	26,243	32,656
APAC	35,556	31,229	20,184
Corporate and Other	7,674	8,823	10,441
Total depreciation and amortization:	$100,702	$102,677	$118,281

(1)	Intercompany transactions were not significant during 2017, 2016 and 2015.
(2)	Corporate and Other operating results:
o	in 2017 include:
o	$4 million gain on sale of assets; and
o	$9 million in transaction costs associated with our combination with CB&I, see Note 2, Business Combination Agreement with Chicago Bridge & Iron Company N.V. (“CB&I”).
o	in 2016 include:
o	$55 million of impairment charges, see Note 15, Fair Value Measurements, for further discussion; and
o	$11 million of restructuring expenses, see Note 5, Restructuring, for further discussion.
o	in 2015 include:
o	$4 million impairment charge for the DB 101 and $3 million of loss on disposal of that vessel; and
o	$41 million of restructuring expenses, see Note 5, Restructuring, for further discussion.
(3)	Liabilities associated with assets acquired during 2017, 2016 and 2015 was approximately $8 million as of both December 31, 2017 and 2016 and approximately $11 million as of December 31, 2015.
(4)

Corporate and Other capital expenditures in 2017 include the purchase of the Amazon, a pipelay and construction vessel. Following the purchase, we sold this vessel to an unrelated third party and simultaneously entered into an 11-year bareboat charter agreement. See Note 10, Sale Leaseback.

(5)	Depreciation and amortization expense associated with our marine vessels is included in the respective segments in which the vessels were located as of reporting date.

Significant Impact of Customers on Company Segments

2. Information about our most significant Customers

Our significant customers by segments during 2017, 2016 and 2015, were as follows:

	% of
	Consolidated	Reportable
	Revenues	Segment
Year Ended December 31, 2017:
Saudi Aramco	63%	MENA
Inpex Operations Australia Pty Ltd	11%	APAC
Year Ended December 31, 2016:
Inpex Operations Australia Pty Ltd	33%	APAC
Saudi Aramco	26%	MENA
RasGas Company Limited	12%	MENA
Year Ended December 31, 2015:
Inpex Operations Australia Pty Ltd	36%	APAC
Saudi Aramco	28%	MENA

Information about Service Lines and Operations in Different Geographic Areas

3. Information about our Service Lines and Operations in Different Geographic Areas:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Service line revenues:
Offshore	$2,379,959	$1,610,907	$1,745,685
Subsea and other	604,809	1,025,076	1,324,590
	$2,984,768	$2,635,983	$3,070,275

Geographic revenues:
Saudi Arabia	$1,964,749	$767,119	$900,483
Australia	344,071	881,812	1,157,723
India	201,255	56,027	-
Qatar	149,211	419,963	46,873
Mexico	142,708	112,484	247,859
United States	101,821	95,996	32,858
Brunei	52,928	-	237,337
Russia	18,374	108,392	-
United Arab Emirates	5,362	54,392	185,606
Other countries	4,289	139,798	261,536
	$2,984,768	$2,635,983	$3,070,275

Information about Segment Assets and Property, Plant and Equipment by Country

4. Information about our Segment Assets and Property, Plant and Equipment by Country:

	Year Ended December 31,
	2017	2016
	(in thousands)
Segment assets:
NCSA	$917,281	$719,584
EARC	2,559	8,778
MENA	1,021,850	907,686
APAC	887,289	976,517
Corporate and Other	393,841	609,665
Total assets	$3,222,820	$3,222,230

Property, plant and equipment, net(1):
Indonesia	$677,014	$73,213
United States	365,146	27,482
United Arab Emirates	180,777	318,822
Brazil	177,377	170
Saudi Arabia	173,775	22,608
Mexico	86,023	603,185
Australia	51	626,605
Other countries	5,651	15,216
Total property, plant and equipment, net	$1,665,814	$1,687,301

(1)	Our marine vessels are included in the country in which they were located as of year-end.

Other Information about Segment

5. Information about our Unconsolidated Affiliates:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Equity in loss of unconsolidated affiliates:
NCSA	$(2,228)	$(1,689)	$(1,113)
EARC	(4,179)	$(3,393)	$(5,142)
APAC	(7,312)	1,167	(15,137)
Corporate and other	(509)	(175)	(94)
Total equity in loss of unconsolidated affiliates:	$(14,228)	$(4,090)	$(21,486)

Investments in unconsolidated affiliates:
NCSA	$78	$-
EARC	670	2,449
APAC	6,753	14,064
Corporate and other	-	510
Total Investments in unconsolidated affiliates	$7,501	$17,023